Cover	Jan. 20, 2026
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A amends the Current Report on Form 8-K filed with the Securities and Exchange Commission on January 21, 2026 to announce the closing of the partnership with Valio Technologies (Pty) Ltd.
Document Period End Date	Jan. 20, 2026
Entity File Number	001-40130
Entity Registrant Name	Brand Engagement Network Inc.
Entity Central Index Key	0001838163
Entity Tax Identification Number	98-1574798
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	300 Delaware Ave
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	(650)
Local Phone Number	714-2747
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	BNAI
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	BNAIW
Security Exchange Name	NASDAQ